CONSOLIDATED BALANCE SHEETS (UNAUDITED) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Cash and cash deposits:
Cash and cash equivalents	¥ 2,824,181	¥ 2,686,659
Time deposits	281,822	289,753
Deposits with stock exchanges and other segregated cash	274,314	285,457
Total cash and cash deposits	3,380,317	3,261,869
Loans and receivables:
Loans receivable (including \664,585 million and \734,646 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	2,721,107	2,544,218
Receivables from customers (including \8,318 million and \4,185 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	550,482	449,706
Receivables from other than customers	889,672	892,283
Allowance for doubtful accounts	(5,999)	(4,169)
Total loans and receivables	4,155,262	3,882,038
Collateralized agreements:
Securities purchased under agreements to resell (including \647,545 million and \572,571 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	14,135,234	13,194,543
Securities borrowed	4,102,426	4,112,416
Total collateralized agreements	18,237,660	17,306,959
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \5,200,360 million and \5,628,555 million as of March 31, 2019 and September 30, 2019, respectively; including \10,273 million and \11,912 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	17,576,368	14,355,712
Private equity investments (including \4,047 million and \4,751 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	31,363	30,077
Total trading assets and private equity investments	17,607,731	14,385,789
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \416,052 million and \422,850 million as of March 31, 2019 and September 30, 2019, respectively)	459,166	349,365
Non-trading debt securities	467,795	460,661
Investments in equity securities	134,215	138,447
Investments in and advances to affiliated companies	359,399	436,220
Other (including \151,233 million and \162,186 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	875,561	748,091
Total other assets	2,296,136	2,132,784
Total assets	45,677,106	40,969,439
LIABILITIES AND EQUITY
Short-term borrowings (including \362,612 million and \358,204 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	950,061	841,758
Payables and deposits:
Payables to customers	1,258,574	1,229,083
Payables to other than customers	1,246,412	1,146,336
Deposits received at banks (including \ - million and \7,349 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	1,252,142	1,392,619
Total payables and deposits	3,757,128	3,768,038
Collateralized financing:
Securities sold under agreements to repurchase (including \159,430 million and \103,742 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	19,068,816	15,036,503
Securities loaned (including \131,677 million and \131,690 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	1,092,389	1,229,595
Other secured borrowings	322,002	418,305
Total collateralized financing	20,483,207	16,684,403
Trading liabilities	8,767,596	8,219,811
Other liabilities (including \15,011 million and \13,338 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	1,016,302	858,867
Long-term borrowings (including \3,576,293 million and \3,866,540 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	7,914,637	7,915,769
Total liabilities	42,888,931	38,288,646
Common stock
No par value shares; Authorized-6,000,000,000 shares as of March 31, 2019 and September 30, 2019, Issued-3,493,562,601 shares as of March 31, 2019 and September 30, 2019, Outstanding-3,310,800,799 shares as of March 31, 2019 and 3,231,844,651 shares as of September 30, 2019	594,493	594,493
Additional paid-in capital	682,851	687,761
Retained earnings	1,638,347	1,486,825
Accumulated other comprehensive income	(67,443)	(29,050)
Total NHI shareholder's equity before treasury stock	2,848,248	2,740,029
Common stock held in treasury, at cost-182,761,802 shares as of March 31, 2019 and 261,717,950 shares as of September 30, 2019	(140,370)	(108,968)
Total NHI shareholders' equity	2,707,878	2,631,061
Noncontrolling interests	80,297	49,732
Total equity	2,788,175	2,680,793
Total liabilities and equity	45,677,106	40,969,439
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	14,000	20,000
Total cash and cash deposits	14,000	20,000
Trading assets and private equity investments:
Private equity investments (including \4,047 million and \4,751 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	2,000	2,000
Total trading assets and private equity investments	1,284,000	1,273,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \416,052 million and \422,850 million as of March 31, 2019 and September 30, 2019, respectively)	21,000	55,000
Other (including \151,233 million and \162,186 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	23,000	71,000
Total other assets	44,000	126,000
Total assets	1,342,000	1,419,000
LIABILITIES AND EQUITY
Short-term borrowings (including \362,612 million and \358,204 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	134,000	151,000
Collateralized financing:
Trading liabilities	18,000	23,000
Other liabilities (including \15,011 million and \13,338 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	3,000	3,000
Long-term borrowings (including \3,576,293 million and \3,866,540 million measured at fair value by applying the fair value option as of March 31, 2019 and September 30, 2019, respectively)	904,000	884,000
Borrowings	1,038,000	1,035,000
Total liabilities	¥ 1,059,000	¥ 1,061,000